Property and Equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of property and equipment and the estimated lives
Estimated Useful Lives		5 years
Property and Equipment, Gross	$ 1,385,908	$ 995,704	$ 937,294
Less: Accumulated depreciation and amortization	(444,593)	(324,413)	(164,106)
Property and equipment, net	941,315	671,291	773,188
Machinery and equipment [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	3 years	5 years
Property and Equipment, Gross	118,422	106,368	93,764
Leasehold Improvements [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	5 years
Property and Equipment, Gross	3,459
Purchased Software [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	3 years	3 years
Property and Equipment, Gross	17,833	15,607	10,000
Molds and Tooling [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	5 years
Property and Equipment, Gross	234,230	234,230	230,830
Furniture and fixturers [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	7 years	7 years
Property and Equipment, Gross	22,554	21,130	18,288
Therapy Devices [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	3 years	3 years
Property and Equipment, Gross	67,149	59,065	44,412
Internally Developed Software [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	5 years	5 years
Property and Equipment, Gross	$ 922,261	$ 559,304	$ 540,000